UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES M FUND

FORM NQ
July 31, 2009

SMASh Series M Fund

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 53.5%
FHLMC — 15.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$7,928	4.620% due 2/1/32 (a)(b)	$8,061
471,652	5.500% due 11/1/35 (b)	490,230
511,969	5.637% due 5/1/37 (a)(b)	537,943
12,811,389	Gold, 5.500% due 12/1/37-4/1/38 (b)	13,287,440
305,748	One Year CMT ARM, 4.055% due 3/1/33 (a)(b)	313,420
	Total FHLMC	14,637,094
FNMA — 31.0%
	Federal National Mortgage Association (FNMA):
2,500,000	5.500% due 8/18/24 (b)(c)	2,619,140
33,022	3.060% due 5/1/32 (a)(b)	33,171
69,311	3.530% due 7/1/32 (a)(b)	70,112
146,631	3.409% due 1/1/33 (a)(b)	148,082
19,707,537	5.000% due 1/1/35-3/1/38 (b)	20,238,759
1,581,937	5.500% due 11/1/36-6/1/38 (b)	1,642,897
963,687	4.500% due 6/1/37-2/1/38 (b)	970,982
1,070,000	6.500% due 8/13/39 (b)(c)	1,144,399
1,922,750	6.000% due 12/1/47 (b)	2,006,599
	Total FNMA	28,874,141
GNMA — 6.8%
	Government National Mortgage Association (GNMA):
1,800,000	5.000% due 8/20/39 (c)	1,848,094
2,400,000	6.000% due 8/20/39 (c)	2,519,704
1,800,000	6.500% due 8/20/39 (c)	1,915,031
	Total GNMA	6,282,829
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $47,877,402)	49,794,064
ASSET-BACKED SECURITIES — 13.1%
FINANCIALS — 13.1%
Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 0.388% due 1/15/12 (a)	97,706
Home Equity — 10.6%
70,435	ABFS Mortgage Loan Trust, 0.785% due 4/25/34 (a)(d)	56,574
	ACE Securities Corp.:
81,102	0.415% due 2/25/31 (a)	48,839
118,965	0.685% due 8/25/45 (a)	96,766
31,982	AFC Home Equity Loan Trust, 0.585% due 6/25/30 (a)	11,501
82,638	Amortizing Residential Collateral Trust, 0.565% due 1/1/32 (a)	35,411
13,830	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.828% due 11/15/31 (a)	8,976
544,460	Bayview Financial Acquisition Trust, 1.215% due 2/28/40 (a)(d)	302,992
	Bear Stearns Asset-Backed Securities Trust:
93,291	0.635% due 9/25/34 (a)	86,937
160,110	0.565% due 2/25/36 (a)	125,304
148,869	1.535% due 8/25/37 (a)	97,124
3,778	Bravo Mortgage Asset Trust, 0.415% due 7/25/36 (a)(d)	3,758
40,889	CDC Mortgage Capital Trust, 0.905% due 1/25/33 (a)	29,241
13,818	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.025% due 10/25/32 (a)	11,458
801,290	Citigroup Mortgage Loan Trust Inc., 0.685% due 11/25/46 (a)(d)(e)	252,926
	Countrywide Asset-Backed Certificates:
83,549	0.945% due 4/25/32 (a)	37,906
17,598	1.025% due 2/25/33 (a)	9,420

See Notes to Schedule of Investments.

1

SMASh Series M Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value
Home Equity — 10.6% (continued)
$200,682	0.785% due 8/26/33 (a)	$110,072
239,994	0.615% due 7/25/36 (a)(d)	84,467
328,727	0.485% due 2/25/37 (a)(d)	185,533
305,438	1.285% due 8/25/47 (a)(d)	169,801
74,874	1.185% due 10/25/47 (a)	46,986
	Countrywide Home Equity Loan Trust:
53,367	0.658% due 12/15/28 (a)	41,578
39,358	0.568% due 2/15/34 (a)(e)	12,298
191,262	0.838% due 8/15/37 (a)(e)	88,312
	Ellington Loan Acquisition Trust:
180,879	1.285% due 5/26/37 (a)(d)	134,870
200,000	1.535% due 5/29/37 (a)(d)	64,106
	EMC Mortgage Loan Trust:
297,443	0.835% due 3/25/31 (a)(d)	259,930
538,669	0.735% due 12/25/42 (a)(d)	373,666
23,812	FBR Securitization Trust, 0.545% due 10/25/35 (a)	22,863
91,681	Fremont Home Loan Trust, 0.385% due 8/25/36 (a)	48,615
	GMAC Mortgage Corp. Loan Trust:
186,946	1.035% due 2/25/31 (a)(d)	74,590
17,124	4.622% due 11/25/35 (a)	16,394
142,553	0.495% due 11/25/36 (a)	43,742
152,361	0.465% due 12/25/36 (a)	55,132
	GSAA Home Equity Trust:
2,880,000	0.605% due 4/25/37 (a)(e)	921,600
2,780,000	0.585% due 5/25/47 (a)	1,123,455
155,053	GSAMP Trust, 0.685% due 2/25/33 (a)	86,636
	Lehman XS Trust:
98,419	0.375% due 2/25/37 (a)	45,273
1,323,328	0.405% due 6/25/37 (a)	928,740
122,884	0.415% due 6/25/37 (a)	78,114
638,609	Merrill Lynch First Franklin Mortgage Loan Trust, 1.785% due 10/25/37 (a)	428,599
10,670	Morgan Stanley ABS Capital I, 0.605% due 3/25/35 (a)	6,474
	Morgan Stanley Mortgage Loan Trust:
80,982	0.375% due 9/25/36 (a)	65,785
26,105	0.405% due 10/25/36 (a)	23,559
81,740	Natixis Real Estate Capital Trust, 0.415% due 7/25/37 (a)	39,686
	Provident Bank Home Equity Loan Trust:
19,496	1.065% due 1/25/31 (a)	6,533
23,272	0.825% due 8/25/31 (a)	7,819
	RAAC Series:
74,649	0.555% due 5/25/36 (a)(d)	25,761
338,922	0.575% due 5/25/46 (a)(d)	94,898
1,353,591	1.485% due 9/25/47 (a)	868,383
20,444	Renaissance Home Equity Loan Trust, 0.715% due 6/25/33 (a)	12,675
5,583	Residential Asset Mortgage Products Inc., 1.185% due 11/25/32 (a)	2,671
11,025	Residential Funding Securities Corp., 1.035% due 10/25/32 (a)(d)(e)	5,766
32,799	SACO I Trust, 1.110% due 9/25/35 (a)	9,224
	Securitized Asset-Backed Receivables LLC:
54,806	0.425% due 5/25/36 (a)	35,056
534,128	0.515% due 2/25/37 (a)	209,911
129,568	SG Mortgage Securities Trust, 0.525% due 12/25/36 (a)(e)	64,708
5,706	Southern Pacific Secured Assets Corp., 0.625% due 7/25/29 (a)	2,293
	Structured Asset Securities Corp.:
46,733	8.866% due 12/25/29 (a)(d)	30,638
73,905	0.585% due 4/25/31 (a)(d)	42,865
1,076,955	0.535% due 11/25/37 (a)	851,727
100,000	0.425% due 5/25/47 (a)	43,553

See Notes to Schedule of Investments.

2

SMASh Series M Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Home Equity — 10.6% (continued)
$1,171,533	Truman Capital Mortgage Loan Trust, 0.715% due 3/25/37 (a)(d)	$697,062
9,474	UCFC Home Equity Loan, 6.905% due 4/15/30	7,173
41,790	Wachovia Asset Securitization Inc., 0.715% due 12/25/32 (a)	20,113

	Total Home Equity	9,834,838

Manufactured Housing — 0.9%
710,000	Bank of America Manufactured Housing Contract Trust, 6.900% due 4/10/28 (a)	895,641

Student Loan — 1.5%
110,241	MSCC HELOC Trust, 0.475% due 7/25/17 (a)	46,558
1,300,000	Nelnet Student Loan Trust, 1.984% due 4/25/24 (a)	1,284,868
3,325	Residential Asset Mortgage Products Inc., 0.965% due 3/25/33 (a)	1,642
40,687	SLM Student Loan Trust, 0.494% due 7/25/17 (a)	40,574

	Total Student Loan	1,373,642

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $15,834,285)	12,201,827

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8%
41,556	Adjustable Rate Mortgage Trust, 4.472% due 1/25/36 (a)	32,524
116,408	American Home Mortgage Assets, 0.475% due 9/25/46 (a)	56,070
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46	282,233
	Banc of America Funding Corp.:
8,195	6.000% due 5/20/33	8,181
27,844	5.256% due 12/20/34 (a)	19,424
111,148	3.433% due 6/20/35 (a)	49,715
638,195	5.348% due 5/20/36 (a)	319,106
2,179,221	5.925% due 5/20/36 (a)	1,231,811
1,959,737	BCAP LLC Trust, 0.475% due 10/25/36 (a)	917,260
1,395,182	Bear Stearns Alt-A Trust, 0.635% due 9/25/34 (a)	855,946
	Bear Stearns ARM Trust:
105,826	4.941% due 1/25/35 (a)	82,280
49,161	5.231% due 1/25/35 (a)	34,068
710,823	4.039% due 8/25/35 (a)	482,027
555,201	Bear Stearns Second Lien Trust, 0.505% due 12/25/36 (a)(d)	241,097
209,196	Chevy Chase Mortgage Funding Corp., 0.565% due 1/25/35 (a)(d)	145,558
1,441,837	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31 (d)	1,525,718
	Countrywide Alternative Loan Trust:
147,903	0.525% due 6/25/35 (a)	72,482
111,476	0.519% due 7/20/35 (a)	54,989
2,004,928	2.520% due 7/20/35 (a)	950,180
3,019,322	5.500% due 12/25/35	2,186,738
240,542	0.519% due 5/20/46 (a)	113,231
192,647	0.475% due 9/25/46 (a)	87,634
169,160	0.415% due 3/25/47 (a)	77,205
	Countrywide Home Loans:
479,634	0.685% due 9/25/35 (a)(d)	318,128
45,384	0.535% due 3/25/36 (a)	21,884
155,119	Mortgage Pass-Through Trust, 0.585% due 5/25/35 (a)	77,220
143,762	Credit Suisse First Boston Mortgage Securities Corp., 0.935% due 11/25/31 (a)	93,125
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.658% due 3/15/39 (a)	1,691,162
531,000	5.467% due 9/15/39	407,923
109,180	Crusade Global Trust, 0.803% due 9/18/34 (a)(e)	99,719
53,459	CS First Boston Mortgage Securities Corp., 3.640% due 6/25/34 (a)	47,661
1,090,000	Deutsche Mortgage Securities Inc., 5.127% due 6/26/35 (a)(d)	715,202
	GSMPS Mortgage Loan Trust:

See Notes to Schedule of Investments.

3

SMASh Series M Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8% (continued)
$747,147	0.635% due 3/25/35 (a)(d)(e)	$466,967
151,118	0.635% due 9/25/35 (a)(d)	97,105
	GSR Mortgage Loan Trust:
78,354	5.291% due 12/25/34 (a)	56,014
117,979	0.725% due 5/25/35 (a)	72,580
	Harborview Mortgage Loan Trust:
260,499	4.620% due 2/25/36 (a)	127,644
295,754	0.469% due 11/19/46 (a)	142,151
163,280	0.509% due 7/19/47 (a)	71,564
230,461	1.285% due 11/25/47 (a)	105,461
117,411	Homebanc Mortgage Trust, 0.655% due 12/25/34 (a)	92,340
489,184	IMPAC Secured Assets Corp., 0.605% due 3/25/36 (a)	206,641
514,528	Indymac INDA Mortgage Loan Trust, 6.113% due 11/25/37 (a)	354,639
	Indymac Index Mortgage Loan Trust:
84,488	0.585% due 7/25/35 (a)	45,232
173,844	0.485% due 6/25/47 (a)	84,504
529,726	La Hipotecaria SA, 5.250% due 12/23/36 (a)(d)	423,781
	Lehman XS Trust:
150,957	0.585% due 11/25/35 (a)	68,738
145,760	0.545% due 2/25/46 (a)	69,635
311,265	0.505% due 4/25/46 (a)	145,959
121,280	(Structured Asset Securities Corp.), 0.585% due 11/25/35 (a)	56,777
	Luminent Mortgage Trust:
78,711	0.455% due 12/25/36 (a)	38,679
162,558	0.485% due 2/25/46 (a)	78,967
143,079	0.475% due 5/25/46 (a)	58,976
	MASTR ARM Trust:
215,009	3.507% due 5/25/34 (a)	194,355
118,112	3.970% due 9/25/35 (a)	48,610
1,905,211	5.641% due 11/25/35 (a)(d)	852,592
200,000	0.585% due 5/25/47 (a)	24,144
2,193,168	Merrill Lynch Mortgage Investors Trust, 5.771% due 3/25/36 (a)	1,258,953
308,369	MLCC Mortgage Investors Inc., 1.750% due 1/25/29 (a)(e)(f)	5,242
373,152	Morgan Stanley Mortgage Loan Trust, 0.505% due 2/25/47 (a)	172,857
81,601	Prime Mortgage Trust, 7.441% due 10/25/32 (a)	70,957
39,424	Provident Funding Mortgage Loan Trust, 4.323% due 5/25/35 (a)	27,050
18,320	Regal Trust IV, 3.503% due 9/29/31 (a)(d)(e)	14,652
	Residential Accredit Loans Inc.:
177,050	0.535% due 2/25/36 (a)	84,800
2,580,000	6.000% due 8/25/36	1,326,215
2,143,029	0.645% due 1/25/37 (a)	1,053,070
165,124	0.435% due 2/25/37 (a)	76,476
4,000,000	0.490% due 9/25/46 (a)	980,652
109,075	Residential Asset Mortgage Products Inc., 8.000% due 5/25/32	98,209
	Structured ARM Loan Trust:
68,106	5.608% due 6/25/35 (a)	42,940
83,234	0.605% due 10/25/35 (a)	43,029
	Structured Asset Mortgage Investments Inc.:
308,746	0.515% due 2/25/36 (a)	143,321
317,662	0.495% due 4/25/36 (a)	150,027
495,336	0.495% due 8/25/36 (a)	243,460
230,188	0.485% due 9/25/37 (a)	192,106
46,914	Structured Asset Securities Corp., 4.162% due 3/25/34 (a)	38,809
399,619	Terwin Mortgage Trust, 0.365% due 10/25/37 (a)(d)	362,543
	Thornburg Mortgage Securities Trust:
374,386	6.180% due 9/25/37 (a)	272,160

See Notes to Schedule of Investments.

4

SMASh Series M Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8% (continued)
$384,603	6.194% due 9/25/37 (a)	$284,226
323,457	Voyager Dwnys Delaware Trust, 2.130% due 3/20/47 (a)(d)(e)	83,485
	Washington Mutual Inc., Mortgage Pass-Through Certificates:
121,852	0.565% due 11/25/45 (a)	64,339
157,939	0.555% due 12/25/45 (a)	92,644
236,908	0.575% due 12/25/45 (a)	116,780
512,715	0.685% due 1/25/45 (a)	263,148
473,382	0.605% due 7/25/45 (a)	259,947
	Washington Mutual Inc. Pass-Through Certificates:
1,060,000	5.946% due 8/25/36 (a)(e)	525,818
119,310	0.605% due 1/25/45 (a)	60,832
222,319	2.280% due 1/25/46 (a)	106,880
249,240	2.170% due 9/25/46 (a)	101,581

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $33,171,736)	25,898,764

CORPORATE BONDS & NOTES — 1.3%
FINANCIALS — 1.2%
Diversified Financial Services — 1.2%
1,170,000	Citigroup Funding Inc., Notes, 2.250% due 12/10/12	1,173,985

INDUSTRIALS — 0.1%
Airlines — 0.1%
62,115	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11	59,941

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $1,229,654)	1,233,926

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.8%
U.S. Government Agencies — 5.8%
	Federal National Mortgage Association (FNMA):
2,500,000	Notes, 5.000% due 5/20/24 (b)	2,426,390
	Subordinated Notes:
1,300,000	6.250% due 2/1/11 (b)	1,377,163
600,000	5.250% due 8/1/12 (b)	635,507
890,000	4.625% due 5/1/13 (b)	929,452

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $5,315,852)	5,368,512

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $103,428,929)	94,497,093

SHORT-TERM INVESTMENTS — 8.8%
U.S. Government Agency — 1.7%
1,546,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.291% -
	0.401% due 1/25/10 (b)(g)(h)
	(Cost - $1,543,132)	1,544,083

Repurchase Agreement — 7.1%
6,600,000	Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.100% due
	8/3/09; Proceeds at maturity - $6,600,055; (Fully collateralized by U.S.
	government agency obligation, 4.653% due 2/9/12; Market value - $6,731,998)
	(Cost - $6,600,000)	6,600,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $8,143,132)	8,144,083

	TOTAL INVESTMENTS — 110.3% (Cost — $111,572,061#)	102,641,176

	Liabilities in Excess of Other Assets — (10.3)%	(9,546,212)

	TOTAL NET ASSETS — 100.0%	$93,094,964

See Notes to Schedule of Investments.

SMASh Series M Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Illiquid security.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value
150	Eurodollar Futures, Put	12/14/09	$98.50	$18,750
50	Eurodollar Midcurve 1-Year Futures, Put	9/11/09	98.00	18,438
50	Eurodollar Midcurve 1-Year Futures, Put	9/11/09	98.25	29,375
100	Eurodollar Midcurve 1-Year Futures, Put	9/11/09	98.13	46,875

	Total Written Options
	(Premiums Received — $223,250)			$113,438

Abbreviations used in this schedule:
ARM	- Adjustable Rate Mortgage
CDC	- Capital Mortgage
CMT	- Constant Maturity Treasury
GMAC	- General Motors Acceptance Corp.
GSAMP	- Goldman Sachs Alternative Mortgage Products
HELOC	- Home Equity Line of Credit
MASTR	- Mortgage Asset Securitization Transactions Inc.
MLCC	- Merrill Lynch Credit Corporation

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series M Portfolio (the “Portfolio”). The Board of Trustees approved a change in the investment structure of the Fund. As of the close of business April 17, 2009, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a master-feeder investment structure and began investing directly in investment securities.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Mortgage-Backed Securities	—	$49,794,064	—	$49,794,064
Asset-Backed Securities	—	12,113,515	$88,312	12,201,827
Collateralized Mortgage Obligations	—	25,426,555	472,209	25,898,764
Corporate Bonds & Notes	—	1,233,926	—	1,233,926
U.S. Government & Agency Obligations	—	5,368,512	—	5,368,512
Total Long-Term Investments	—	93,936,572	560,521	94,497,093
Short-Term Investments:
U.S. Government Agency	—	1,544,083	—	1,544,083
Repurchase Agreement	—	6,600,000	—	6,600,000
Total Short-Term Investments	—	8,144,083	—	8,144,083
Total Investments	—	102,080,655	560,521	102,641,176
Total Financial Instruments:
Futures Contracts	$96,288	—	—	96,288
Written Options	(113,438)	—	—	(113,438)
Credit Default Swaps on Credit Indices - Sell	—	(222,276)	—	(222,276)
Credit Default Swaps on Credit Indices - Buy	—	123,750	—	123,750
Total Financial Instruments	(17,150)	(98,526)	—	(115,676)
Total	$(17,150)	$101,982,129	$560,521	$102,525,500

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Collateralized Mortgage *Obligations	TOTAL*
Balance as of October 31, 2008	$1,643,054		$1,643,054
Accrued premiums/discounts	40	$177	217
Realized gain/(loss)(1)	3,698	584	4,282
Change in unrealized appreciation (depreciation)(2)	(128,432)	(263,247)	(391,679)
Net purchases (sales)	140,577	734,695	875,272
Net transfers in and/or out of Level 3	(1,570,625)	—	(1,570,625)
Balance as of July 31, 2009	$88,312	$472,209	$560,521
Net unrealized appreciation (depreciation) for investments in securities still held at July 31, 2009(2)	$(99,382)	$(263,247)	$(362,629)

(1) This amount is included in net realized gain (loss) from investment.
(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
* Includes SMASh Series M Portfolio investment in securities from November 1, 2008 through April 17, 2009.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA

Notes to Schedule of Investments (unaudited) (continued)

transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Notes to Schedule of Investments (unaudited) (continued)

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,375,300
Gross unrealized depreciation	(14,306,185)
Net unrealized depreciation	$(8,930,885)

At July 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	233	6/10	$57,347,315	$57,451,975	$104,660
90-Day Eurodollar	80	9/10	19,668,900	19,646,000	(22,900)
U.S. Treasury 5-Year Notes	155	9/09	17,532,791	17,884,336	351,545
					$433,305
Contracts to Sell:
U.S. Treasury 10-Year Notes	212	9/09	$24,536,690	$24,863,625	$(326,935)
U.S. Treasury 30-Year Bonds	4	9/09	465,918	476,000	(10,082)
					$(337,017)
Net Unrealized Gain on Open Futures Contracts					$96,288

During the period November 1, 2008 to April 17, 2009, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Written options, outstanding October 31, 2008	801	$703,979
Options written	1,491	1,301,411
Options closed	(1,283)	(1,102,701)
Options expired	(804)	(716,292)
Written options, outstanding April 17, 2009	205	$186,397

During the period April 18, 2009 to July 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums

Written options, outstanding April 17, 2009*	205	$186,397
Options written	1,465	913,206
Options closed	(1,171)	(799,067)
Options expired	(149)	(77,286)
Written options, outstanding July 31, 2009	350	$223,250
*Assigned from the Portfolio.

At July 31, 2009, the Fund held TBA securities with a total cost of $9,992,451.

At July 31, 2009, the Fund held the following swap contracts:

Notes to Schedule of Investments (unaudited) (continued)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Barclay’s Capital Inc. (CDX North America Crossover Index)	$2,928,000	12/20/12	0.600% quarterly	$(98,084)	$(92,932)		$ (5,152)
Barclay’s Capital Inc. (CDX North America Crossover Index)	976,000	6/20/12	0.350% quarterly	(32,642)	(13,095)		(19,547)
Barclay’s Capital Inc. (CDX North America Crossover Index)	966,670	12/20/12	1.400% quarterly	(91,550)	(40,075)		(51,475)
Net unrealized depreciation on sales of credit default swaps on credit indices							$(76,174)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED APPRECIATION/ (DEPRECIATION)
JPMorgan Securities Inc. (CMBX)	1,500,000	3/22/45	0.100% monthly	123,750	149,175	(25,425	) *
Net unrealized depreciation on buys of credit default swaps on credit indices						$(25,425)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

‡ Percentage shown is an annual percentage rate.

* Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2009.

	Futures Contracts		Written options	Swap Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	at value	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	456,205	(359,917)	(113,438)	—	—	$ (17,150)
Credit Contracts	—	—	—	—	(101,599)	(101,599)
Total	$456,205	$(359,917)	$(113,438)	—	$(101,599)	$(118,749)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 28, 2009